Note 7 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
NOTE 7 – SHORT-TERM BORROWINGS

Short-term borrowings are generally comprised of repurchase agreements and less frequently borrowings from the FRB Discount Window. There were no borrowings from the FRB Discount Window since January 2010. Repurchase agreements are advances by customers that are not covered by federal deposit insurance. This obligation of the Bank is secured by bank-owned securities held by a third-party safekeeping agent. Discount Window borrowings are collateralized by securities and home equity loans. The Bank can borrow overnight from the Discount Window under the secondary credit program for up to 60 days in any 120-day period at a current rate of 1.25%, which is 75 basis points over the Federal Open Market Committee’s target federal funds rate which is currently 0.50%.

The balances at year-end are shown below:

	Repurchase Agreements	Discount Window

Outstanding at December 31, 2011	$7,814,745	$0
Average interest rate at year end	0.71%	0.00%
Average balance during year	9,626,125	0
Average interest rate during year	0.76%	0.00%
Maximum month end balance during year	11,986,254	0

	Repurchase Agreements	Discount Window

Outstanding at December 31, 2010	$7,460,795	$0
Average interest rate at year end	0.72%	0.00%
Average balance during year	8,598,005	315,425
Average interest rate during year	0.86%	0.50%
Maximum month end balance during year	10,132,049	0

The Bank had securities of $9,628,031 pledged to repurchase agreements at December 31, 2011 and $9,684,310 pledged at December 31, 2010.

Collateral pledged to the Discount Window at December 31, 2011 consisted of $2,557,550 in securities and $4,793,892 in home equity loans, of which $4.5 million is being held as collateral for the FRB payment system risk. At December 31, 2010, collateral consisted of $2,821,946 in securities and $7,442,413 in home equity loans.